Cover	Feb. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2021
Entity File Number	001-35629
Entity Registrant Name	TILE SHOP HOLDINGS, INC.
Entity Central Index Key	0001552800
Entity Tax Identification Number	45-5538095
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14000 Carlson Parkway
Entity Address, City or Town	Plymouth
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55441
City Area Code	763
Local Phone Number	852-2950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false